Derivative financial instruments - Notional amount (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IHS Holding limited, Senior Note Maturing 2026
Derivative financial instruments
Derivative instruments, notional amount	$ 200.0
IHS Holding limited, Senior Note Maturing 2028
Derivative financial instruments
Derivative instruments, notional amount	500.0
IHS Holding limited, Senior Note Maturing 2030
Derivative financial instruments
Derivative instruments, notional amount	550.0
IHS Holding limited, Senior Note Maturing 2031
Derivative financial instruments
Derivative instruments, notional amount	$ 650.0
Redemption after September 17, 2024 | IHS Netherlands Holdco B.V., Senior Note Maturing 2027
Derivative financial instruments
Early redemption price as a percentage of notional amount	100.00%
Redemption after November 29, 2025 | IHS Holding limited, Senior Note Maturing 2026
Derivative financial instruments
Early redemption price as a percentage of notional amount	100.00%
Redemption between November 29, 2025 - November 28, 2026 | IHS Holding limited, Senior Note Maturing 2028
Derivative financial instruments
Early redemption price as a percentage of notional amount	101.5625%
Redemption between November 29, 2026 - November 28, 2027 | IHS Holding limited, Senior Note Maturing 2030
Derivative financial instruments
Early redemption price as a percentage of notional amount	103.9375%
Redemption between November 29, 2027 - November 28, 2028 | IHS Holding limited, Senior Note Maturing 2030
Derivative financial instruments
Early redemption price as a percentage of notional amount	101.96875%
Redemption between November 29, 2027 - November 28, 2028 | IHS Holding limited, Senior Note Maturing 2031
Derivative financial instruments
Early redemption price as a percentage of notional amount	104.125%
Redemption between November 29, 2028 - November 28, 2029 | IHS Holding limited, Senior Note Maturing 2031
Derivative financial instruments
Early redemption price as a percentage of notional amount	102.0625%
Redemption after November 29, 2026 | IHS Holding limited, Senior Note Maturing 2028
Derivative financial instruments
Early redemption price as a percentage of notional amount	100.00%
Redemption after November 29, 2028 | IHS Holding limited, Senior Note Maturing 2030
Derivative financial instruments
Early redemption price as a percentage of notional amount	100.00%
Redemption after November 29, 2029 | IHS Holding limited, Senior Note Maturing 2031
Derivative financial instruments
Early redemption price as a percentage of notional amount	100.00%
Derivatives
Derivative financial instruments
Derivative instruments, notional amount	$ 2,186.0	$ 2,200.5
Embedded options within listed bonds
Derivative financial instruments
Derivative instruments, notional amount	$ 2,186.0	2,186.0
Foreign exchange swaps
Derivative financial instruments
Derivative instruments, notional amount		$ 14.5